Intangible Assets and Deferred Costs - Schedule of Intangible Assets and Deferred Costs (Detail) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Cost:
Product and distribution rights, cost	$ 77,379,000	$ 77,433,000
Deferred charges in respect of debentures from institutional investors, cost	0	193,000
Other deferred costs, cost	1,541,000	1,541,000
Intangible assets and deferred costs, cost	78,920,000	79,167,000
Accumulated amortization and impairment charges:
Product and distribution rights, accumulated amortization	67,003,000	64,229,000
Impairment	2,042,000
Deferred charges in respect of debentures from institutional investors, accumulated amortization		193,000
Other deferred costs, accumulated amortization	1,541,000	1,541,000
Intangible assets and deferred costs, accumulated amortization	70,586,000	65,963,000
Intangible assets and deferred costs, net	$ 8,334,000	$ 13,204,000